The following table presents the main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators: (Details) - Prudential [Member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Common equity	R$ 119,106,689	R$ 108,982,064
Level I	130,565,269	118,281,835
Reference Equity - RE	150,236,230	135,723,674
Total RWA	R$ 953,325,685	R$ 858,692,912
Index of Common equity - ICP	12.50%	12.70%
Level 1 Index	13.70%	13.80%
Basel Ratio	15.80%	15.80%
Additional Principal Capital Conservation - ACPConservation	2.00%	1.25%
Additional Contracyclic Principal Capital - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Principal Capital - Systemic ACPS	1.00%	1.00%
Total ACP	3.00%	2.25%
Excess Margin of Principal Capital	4.99%	5.94%
Total exposure	R$ 1,530,418,615	R$ 1,436,809,012
AR	8.50%	8.20%
Total High Quality Liquid Assets (HQLA)	R$ 177,885,181	R$ 244,827,538
Total net cash outflow	R$ 128,779,954	R$ 137,247,662
LCR	138.10%	178.40%
Available stable funding (ASF)	R$ 803,600,023	R$ 743,148,945
Stable resources required (RSF)	R$ 686,072,267	R$ 618,540,418
NSFR	117.10%	120.10%